Note 17 - Leases	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

Note 17 – Leases

Our operating leases consist primarily of facility leases for our operations in Warrington, Pennsylvania and Taipei, Taiwan.

We maintain our corporate headquarters and operations in Warrington, Pennsylvania. The facility serves as the main operating facility for drug development, regulatory, research and development, and administration. We also maintain offices in Taipei, Taiwan where we perform certain manufacturing development and preclinical activities.

In January 2021, we entered into a lease amendment to extend the term of our Warrington, Pennsylvania lease for a period of five years commencing on March 1, 2022 and expiring on February 28, 2027.

Throughout the term of our leases, we are responsible for paying certain variable lease costs, in addition to the rent, as specified in the lease, including a proportionate share of applicable taxes, operating expenses and utilities.

The following table contains a summary of the lease costs recognized under ASC 842 and other information pertaining to our operating leases for the years ended December 31, 2023 and 2022:

	Year Ended December 31,
(in thousands)	2023	2022

Operating lease cost	$536	$692
Variable lease cost	13	9
Sublease income	(44)	-
Total lease cost	$505	$701

Other Information
Operating cash flows used for operating leases	$559	$730
Weighted average remaining lease term (in years)	3.2	4.1
Weighted average incremental borrowing rate	7.07%	7.08%

(in thousands)	December 31, 2023

2024	$531
2025	570
2026	581
2027	97
Total lease payments	1,779
Less imputed interest	(182)
Total operating lease liabilities	$1,597